Inventories	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories
5.	INVENTORIES

Inventories consisted of the following:

	December 31,	December 31,
	2019	2018
Raw materials	137	132
Work-in-process	1,104	1,005
Finished products	450	425
Total	1,691	1,562

Reserve for obsolescence is estimated for excess uncommitted inventories based on the previous quarter’s sales, backlog of orders and production plans.